Document And Entity Information	Mar. 29, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2022
Entity Registrant Name	Berkshire Grey, Inc.
Entity Central Index Key	0001824734
Entity Emerging Growth Company	true
Entity File Number	001-39768
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2994421
Entity Address, Address Line One	140 South Road
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	833
Local Phone Number	848-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BGRY
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	BGRYW
Security Exchange Name	NASDAQ